RELATED PARTY TRANSACTIONS - Other agreements (Details) - USD ($)		12 Months Ended
	Oct. 16, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Carrying value		$ 21,529,000,000	$ 18,082,000,000
Interest expense		$ 981,000,000	$ 976,000,000	$ 1,001,000,000
Medium term notes
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		3.90%	3.90%
Sudsidiary
Disclosure of transactions between related parties [line items]
First distribution (in USD per share)	$ 0.93
Second distribution (in USD per share)	1.05
Additional distribution (in USD per share)	$ 0.12
Shareholder loan		$ 135,000,000
Incentive Distribution Right | Sudsidiary
Disclosure of transactions between related parties [line items]
Percentage distribution until further amount distributed	15.00%
Percentage distribution thereafter	25.00%
Share payments		0	$ 0	$ 0
Class A | Sudsidiary
Disclosure of transactions between related parties [line items]
Percentage distribution until further amount distributed	85.00%
Percentage distribution thereafter	75.00%
Secured Revolving Credit Facility | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Carrying value	$ 500,000,000
Borrowings term	3 years
Standby fee rate	0.50%
Secured Revolving Credit Facility | LIBOR | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	3.00%
Series 8 | Medium term notes
Disclosure of transactions between related parties [line items]
Carrying value		$ 400,000,000
Amended Series 8 | LIBOR | Medium term notes
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis		1.80%
Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Funds placed on deposit		$ 0
Payments on debt			325,000,000
Interest expense		$ 2,000,000	$ 1,000,000